Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of activity of restricted share units
The following table summarizes the activity of restricted share units during fiscal years 2022, 2021 and 2020:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2019	937,839	7.50
Partial vesting of 2015 grant	(101,928)	6.33
Partial vesting of 2016 grant	(114,045)	4.70
Partial vesting of 2017 grant	(67,606)	9.20
Partial vesting of 2018 grant	(163,695)	8.50
Vesting of 2019 grant	(35,000)	8.00
Forfeitures	(4,367)	7.75
Outstanding at December 31, 2020	451,198	7.80
Partial vesting of 2016 grants	(110,213)	4.70
Partial vesting of 2017 grants	(62,742)	9.20
Partial vesting of 2018 grants	(79,673)	8.50
Forfeitures	(11,774)	8.69
Outstanding at December 31, 2021	186,796	8.70
Partial vesting of 2017 grants	(51,613)	9.20
Partial vesting of 2018 grants	(64,895)	8.50
Forfeitures	(8,522)	8.62
Outstanding at December 31, 2022	61,766	8.50
Exercisable at December 31, 2022	—	—
The following table provides a summary of outstanding restricted share units at December 31, 2022:

Number of units outstanding (i)	61,766
Weighted-average grant-date fair market value per unit	8.50
Total grant-date fair value	525
Weighted-average accumulated percentage of service	92.90%
Stock-based compensation recognized in Additional paid-in capital	488
Compensation expense not yet recognized (ii)	37

(i)Related to awards that will vest in 2023.
(ii)Expected to be recognized in a weighted-average period of 0.1 years.

Summary of phantom RSU award activity
The following table summarizes the activity under the plan as of December 31, 2022:

	Units	Settlement
Outstanding at December 31, 2019	1,661,820	$—
Grant 2020	65,440	—
Partial vesting of 2019 grant (i)	(5,162)	18
Forfeited	(31,614)	—
Outstanding at December 31, 2020	1,690,484	—
Grant 2021	918,387	—
Partial vesting of 2019 Grant (ii)	(173,916)	1,104
Vesting of 2020 grant (iii)	(65,440)	416
Forfeitures	(329,027)	—
Outstanding at December 31, 2021	2,040,488	—
Grant 2022	907,536	—
Partial vesting of 2019 grant (iv)	(63,257)	431
Vesting of 2021 grant (v)	(44,093)	320
Forfeitures	(128,919)	—
Outstanding at December 31, 2022	2,711,755	—

The following table provides a summary of the plan at December 31, 2022:

Total Non-vested (i)
Number of units outstanding (i)	2,711,755
Current share price	8.36
Total fair value of the plan	22,670
Weighted-average accumulated percentage of service	52.69%
Accrued liability (ii)	11,945
Compensation expense not yet recognized (iii)	10,725

(i)Related to awards that will vest between April 2023 and May 2025.
(ii)Presented within “Accrued payroll and other liabilities” in the Company’s current and non-current liabilities balance sheet.
(iii)Expected to be recognized in a weighted-average period of 1.88 years.